Consolidated Statements Of Changes In Equity (Parenthetical) - AMTD Investment Solutions Group And AMTD Strategic Investments [Member] - HKD ($)	Mar. 01, 2019	Feb. 28, 2019
Proportion of ownership interest In subsidiaries indirect		79.13%
Payment from changes in ownership interests that does not result in loss of control	$ 435,231,866
Percentage of non controlling interests acquired	20.87%